UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McGarr Capital Management Corp.
Address: 2911 Turtle Creek Blvd., Suite 907

         Dallas, TX  75219

13F File Number:  28-06900

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert L. Chambers
Title:     Chief Financial Officer
Phone:     (214) 522-2577

Signature, Place, and Date of Signing:

     Robert L. Chambers     Dallas, TX     May 10, 2000


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     334010


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ADELPHIA COMMUNICATIONS CORPCL A                006848105     9932   202700 SH       SOLE                   202700
AMFM INC                    COM                 001693100    16103   259200 SH       SOLE                   259200
ASPECT DEV INC              COM                 045234101     6862   106600 SH       SOLE                   106600
CISCO SYS INC               COM                 17275R102    30075   389000 SH       SOLE                   389000
CITIGROUP INC               COM                 172967101    27261   455300 SH       SOLE                   455300
DELL COMPUTER CORP          COM                 247025109    34747   644200 SH       SOLE                   644200
DELL COMPUTER CORP          COM                 247025959     4038    85000 SH  PUT  SOLE                    85000
GOLDMAN SACHS GROUP INC     COM                 38141G104     2337    22200 SH       SOLE                    22200
JUNIPER NETWORKS INC        COM                 48203R104      949     3600 SH       SOLE                     3600
MCI WORLDCOM INC            COM                 55268B106    20413   450500 SH       SOLE                   450500
PLAYTEX PRODS INC           COM                 72813P100    32916  2532000 SH       SOLE                  2532000
SEAGATE TECHNOLOGY          COM                 811804103    27053   438100 SH       SOLE                   438100
SUN MICROSYSTEMS INC        COM                 866810104    13175   140600 SH       SOLE                   140600
UNITEDGLOBALCOM             CL A                913247508    65379   871000 SH       SOLE                   871000
VODAFONE AIRTOUCH PLC       SPONSORED ADR       92857T107    14180   255200 SH       SOLE                   255200
WILLIAMS COS INC DEL        COM                 969457100    28590   650700 SH       SOLE                   650700